Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Warrants
Schedule of warrants outstanding

	Public	Private	Bridge	Extension	Total
Outstanding, December 31, 2023	—
Assumed at June 24, 2024	11,500,000	557,000	173,913	26,086	12,256,999
Exercised	—	—	—	—	—
Outstanding, June 30, 2024	11,500,000	557,000	173,913	26,086	12,256,999

Weighted Average Exercise Price	11.50	11.50	11.50	11.50	11.50
Weighted Average remaining life in years	4.99	4.99	3.27	3.85	4.27